Loans (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Summary of Loan Portfolio According to Classification and Subsequent Measurement
The following table presents the loan portfolio according to its classification and subsequent measurement:

	December 31,
	2023	2022
Loans, outstanding balance	7,195,567	6,763,020
Interest receivable	109,082	69,965
Loss allowance	(59,410)	(55,200)
Unearned interest and deferred fees	(24,719)	(17,351)
Loans, net	7,220,520	6,760,434

Schedule of Fixed and Floating Interest Rate Distribution of the Loan Portfolio
The fixed and floating interest rate distribution of the loan portfolio is as follows:

	December 31,
	2023	2022
Fixed interest rate	3,828,485	3,827,083
Floating interest rates	3,367,082	2,935,937
Total	7,195,567	6,763,020

Summary of Information Related to Loans Granted to Shareholders
The following table details information relating to loans granted to class A and B shareholders:

	December 31,
	2023	2022
Loans to class A and B shareholders	397,300	834,768
% Loans to class A and B shareholders over total loan portfolio	6%	12%
% Class A and B stockholders with loans over number of class A and B stockholders	10%	11%